UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-22221

ASGI Mesirow Insight Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Mesirow Insight Fund, LLC

Financial Statements as of and for the
Six Month Period Ended September 30, 2013

ASGI Mesirow Insight Fund, LLC

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (Unaudited)
As of September 30, 2013

Strategy	Investments	Cost	Fair Value
Credit - 34.29%
	Avoca Credit Alpha Fund	$7,622,466	$7,731,018
	Axonic Credit Opportunities Overseas Fund, Ltd.	10,457,678	11,488,925
	King Street Europe, Ltd.	8,500,000	9,275,428
	LibreMax Offshore Fund, Ltd.	10,589,372	12,065,284
			40,560,655
Event-Driven - 4.44%
	HFR ED Global Fund	4,072,300	5,253,972

Hedged Equity - 39.98%
	Brenner West Capital Offshore Fund Ltd.	3,000,000	3,094,400
	Corvex Offshore Ltd.	10,100,000	10,966,213
	dbX-Global Long/Short Equity 7 Fund	2,832,216	3,361,614
	dbX-US Long/Short Equity 12 Fund	7,635,000	9,410,714
	HFR HE Courage Opportunity Fund	4,785,686	5,226,834
	HFR RVA Kayne MLP 1.25x Fund	1,576,403	2,389,056
	Naya Fund	6,000,000	6,133,662
	Southpoint Qualified Offshore Fund, Ltd.	6,067,178	6,714,376
			47,296,869
Macro and Commodity - 12.82%
	Balestra Global Ltd.	3,421,544	3,221,548
	dbX-Emerging Markets Macro 3 Fund	2,606,295	2,638,936
	MKP Opportunity Offshore, Ltd.	4,733,482	5,128,342
	Taylor Woods Fund Ltd.	2,049,039	2,380,567
	Winton Futures Fund Ltd.	1,793,581	1,798,589
			15,167,982
Relative Value - 8.86%
	HFR CA Lazard Rathmore Fund	2,405,403	3,516,362
	Kepos Alpha Fund, Ltd.	7,100,000	6,958,745
			10,475,107
Total Investments* (Cost $107,347,643**) - 100.39%			118,754,585
Other Assets and Liabilities, net - (0.39)%			(464,021)
Net Assets - 100.00%			$118,290,564

Percentages shown are stated as a percentage of net assets as of September 30, 2013. All investments in Investment Funds are non-income producing.

*	Non-income producing securities.

**	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2013, as computed for federal tax purposes, were as follows:

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (Unaudited) (continued)
As of September 30, 2013

Aggregate cost	$109,005,749
Gross unrealized appreciation	$57,224,833
Gross unrealized depreciation	(47,475,997)
Net unrealized appreciation	$9,748,836

Investments by Strategy (as a percentage of total investments)
Hedged Equity	39.83%
Credit	34.16
Macro and Commodity	12.77
Relative Value	8.82
Event-Driven	4.42
100.00%

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Statement of Assets, Liabilities and Net Assets (Unaudited)
As of September 30, 2013

Assets

Investments in Investment Funds, at fair value (cost - $107,347,643)	$118,754,585
Cash and cash equivalents	4,780,766
Receivable for investments in Investment Funds sold	10,589,000
Rebate receivable	16,936
Other prepaid assets	32,759
Total assets	134,174,046

Liabilities

Tenders payable	15,103,493
Subscriptions received in advance	50,000
Management fee payable	411,710
Payable to Adviser	18,043
Investor Distribution and Servicing Fee payable	8,471
Fund Board fees payable	3,338
Accrued expenses and other liabilities	288,427
Total liabilities	15,883,482

Net Assets

Total net assets	$118,290,564

Net Assets consist of:

Paid-in capital	$106,431,944
Undistributed net investment loss	(6,589,154)
Accumulated net realized gain/(loss) on investments	7,040,832
Net unrealized appreciation/(depreciation) on investments	11,406,942
Retained earnings	11,858,620
Total net assets	$118,290,564

Net Assets per Share

ASGI Mesirow Insight Fund, LLC Class I (109,344.257 Shares outstanding)	$1,032.75
ASGI Mesirow Insight Fund, LLC Class A (5,245.672 Shares outstanding)	$1,022.92

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Statement of Operations (Unaudited)
For the Six Month Period Ended September 30, 2013

Investment Income

Rebate	$47,678
Interest	735
Total investment income	48,413

Fund Expenses

Management fee	854,925
Professional fees	276,387
Administrative and custodian fees	135,272
Commitment fees	67,167
Fund Board fees	24,477
Investor Distribution and Servicing fee	16,904
Other operating expenses	69,953
Total operating expenses	1,445,085
Expense recoupment by Adviser	18,043
Net expenses	1,463,128
Net investment loss	(1,414,715)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) from investments in Investment Funds	4,834,263
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(913,574)
Total net realized and unrealized gain/(loss) from investments	3,920,689
Net increase in net assets resulting from operations	$2,505,974

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013

Operations

Net investment loss	$(1,414,715)	$(3,357,177)
Net realized gain/(loss) on investments in Investment Funds	4,834,263	3,060,132
Net realized gain/(loss) on swap contracts	–	(618,675)
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(913,574)	4,222,763
Net change in unrealized appreciation/(depreciation) from swap contracts	–	26,879
Net increase in net assets resulting from operations	2,505,974	3,333,922

Distributions to Shareholders

Distribution of ordinary income	–	(2,052,150)

Capital Transactions

Issuance of shares	4,223,900	17,974,000
Reinvestment of distributions	–	1,566,095
Shares tendered	(26,575,003)	(59,423,989)
Decrease in net assets derived from capital transactions	(22,351,103)	(39,883,894)

Net Assets

Total decrease in net assets	(19,845,129)	(38,602,122)
Beginning of period	138,135,693	176,737,815
End of period	$118,290,564	$138,135,693

Undistributed net investment loss	$(6,589,154)	$(5,174,439)

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Statement of Cash Flows (Unaudited)
For the Six Month Period Ended September 30, 2013

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$2,505,974
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(28,000,000)
Proceeds from sales of investments in Investment Funds	40,354,787
Net realized gain/(loss) from investments in Investment Funds	(4,834,263)
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	913,574
Increase in receivable for investments in Investment Funds sold	(1,019,645)
Decrease in other prepaid asset	73,863
Decrease in rebate receivable	27,569
Decrease in investments in Investment Funds paid in advance	12,200,000
Decrease in due from Adviser	2,301
Decrease in management fee payable	(43,679)
Increase in payable to Adviser	18,043
Increase in Investor Distribution and Servicing Fee payable	1,713
Increase in Fund Board fees payable	1,763
Increase in accrued expenses and other liabilities	17,965

Net cash provided by operating activities	22,219,965

Cash Used in Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(1,065,000))	3,158,900
Payments for shares tendered (net of change in payable for tenders of $(3,163,922))	(23,411,081)

Net cash used in financing activities	(20,252,181)

Cash and Cash Equivalents

Net increase in cash and cash equivalents	1,967,784
Cash and cash equivalents at beginning of period	2,812,982
Cash and cash equivalents at end of period	$4,780,766

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Financial Highlights

	Class I			Class A
	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013	As of the close of business on March 31, 2012(a)	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013	As of the close of business on March 31, 2012(a)
Per Share operating performance:
(For Share outstanding throughout the period)
Net asset value per Share, beginning of period	$1,013.36	$1,000.00	$1,000.00	$1,010.17	$1,000.00	$1,000.00

Income/(loss) from investment operations:(b)

Net investment income/(loss)	(10.33)	(20.15)	-	(16.80)	(23.27)	-
Net realized and unrealized gain/(loss) from investments	29.72	45.95	-	29.55	45.88	-
Total income/(loss) from investment operations	19.39	25.80	-	12.75	22.61	-
Less: Distribution of ordinary income to Members	-	(12.44)	-	-	(12.44)	-
Distribution of long term capital gains to Members	-	-	-	-	-	-
Total distributions to Members	-	(12.44)	-	-	(12.44)	-
Net asset value per Share, end of period	$1,032.75	$1,013.36	$1,000.00	$1,022.92	$1,010.17	$1,000.00

Total return	1.91%(c)	2.62%	0.00%(a)	1.26%(c)	2.30%	0.00%(a)

Ratios to average net assets:
Expenses gross of waiver/reimbursement(d)(e)	2.10%	2.20%	0.00%(a)	2.72%	2.69%	0.00%(a)
Expenses net of waiver/reimbursement(d)(e)	2.10%	2.20%	0.00%(a)	3.38%	2.47%	0.00%(a)
Net investment income/(loss)(d)(e)	(2.03%)	(2.05%)	0.00%(a)	(3.31%)	(2.31%)	0.00%(a)
Net assets, end of period (in thousands)	$112,925	$132,666	$166,387	$5,366	$5,470	$10,351

Portfolio turnover rate	22.17%	68.00%	0.00%(a)	22.17%	$68.00%	0.00%(a)

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Financial Highlights (continued)

	For the Period From February 1, 2012 to March 31, 2012(f)	For the Year Ended January 31, 2012	For the Year Ended January 31, 2011	For the Year Ended January 31, 2010	For the Period From August 1, 2008(g) to January 31, 2009

Total return	0.93%(c)	(10.06%)	8.69%	6.51%	(12.48%)(c)

Ratios to average net assets:
Expense(d)(e)	2.50%	1.89%	1.61%	1.82%	2.07%
Net investment loss(d)(e)	(2.24%)	(1.55%)	(1.24%)	(1.48%)	(1.71%)
Net Assets, end of period (in thousands)	$176,738	$180,959	$180,966	$119,758	$91,511

Portfolio turnover rate	10.00%	72.00%	73.00%	89.00%	30.00%

(a)
As the fund reorganized its share classes at the close of business on March 31, 2012 both Class I and Class A had yet to experience operations.  Thus, their expense ratio, net investment income ratio, portfolio turnover and total return as of the close of business on March 31, 2012 was zero.

(b)	Based on average Shares outstanding.
(c)	Not annualized.
(d)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(e)	Annualized based on number of days during the period.
(f)	Reorganization date. Reorganization occurred at the end of the day March 31, 2012. Ratios shown represent Member classes/interests prior to the introduction of Class I and Class A.
(g)	Inception date.

See accompanying notes to financial statements.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2013

1.  Organization

ASGI Mesirow Insight Fund, LLC (the "Fund"), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act") since August 1, 2008.  The Fund is a closed-end management investment company and was previously operated as the master fund in a "master-feeder" structure.  Effective as of the close of business on March 31, 2012 (the "Reorganization Date"), each of the feeder funds liquidated and distributed their Fund shares to their investors.  Alternative Strategies Group, Inc., a North Carolina corporation (the "Adviser"), is the investment adviser to the Fund.  The Adviser has retained Mesirow Advanced Strategies, Inc. (the "Subadviser"), an Illinois corporation, to formulate and implement the Fund's investment program.

The Fund's investment objective is to provide attractive risk-adjusted returns with moderate volatility and moderate correlation to the broad equity and debt markets.  Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as "hedge funds" (the "Investment Funds"), selected by the Subadviser in consultation with the Adviser.  The Subadviser recommends the Investment Funds in which the Fund invests and the relative allocations to each Investment Fund to the Adviser and the Fund.  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.  The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund's assets.  There can be no assurance that the Fund's investment objective will be achieved or that the Fund will not incur losses.

The Fund's Board of Managers (the "Fund Board") provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States ("GAAP").

(a)  Valuation of investments in Investments Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board.  The fair value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund's interests in the Investment Funds.  Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund's interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser and Subadviser may determine, based on other information available to the Fund or the Adviser and Subadviser, that an Investment Fund's reported valuation does not represent fair value. If it is determined that the Investment Fund's reported valuation does not represent fair value, the Adviser and Subadviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2013, no such adjustments were deemed necessary by the Adviser and Subadviser. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.  A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

(b)  Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of September 30, 2013.

The Fund's income and federal excise tax returns and all financial records supporting the 2012 returns are subject to examination by the federal and Delaware revenue authorities.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

(c)  Security transactions and investment income – The Fund's transactions are recorded on the effective dates of the transactions.  Realized gains and losses on the Fund's transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Fund will indirectly bear a portion of the Investment Funds' income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund's financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations or in the Financial Highlights.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

(d)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(e)  Rebate income – A portion of the management fees charged by some of the investment managers of the Investment Funds that the Fund invests in is rebated to the Fund and is recognized on the accrual basis.

(f)  Distributions – Distributions are paid to members holding shares of the Fund ("Members") at least annually.  Each Member will automatically be a participant under the Fund's Dividend Reinvestment Plan ("DRP") and have all income distributions and/or capital gains distributions automatically reinvested in shares.  Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member's broker or intermediary. There were no distributions to Members during the six month period ended September 30, 2013.

(g)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through December 31, 2014, the Adviser has contractually agreed to limit the Fund's total annualized ordinary fund-wide operating expenses to 2.65%.  In addition, Class A shares of beneficial interest ("Class A Shares") are subject to class-specific expenses.  Class I shares of beneficial interest ("Class I Shares") have no class-specific expenses.  Members holding Class A Shares will pay (in addition to up to 2.65% in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the "Investor Distribution and Servicing Fee"), for a total annualized rate of up to 3.40%.  The Adviser is authorized to recoup expenses attributable to Class A Shares waived in prior periods, provided that ordinary fund-wide operating expenses are less than the annual limitation rate in place at the time such expenses were borne by the Adviser (or affiliated predecessor) and that any such recoupment is limited to expenses incurred within three years of the end of the fiscal year during which the expenses were waived.  Expenses in the amount of $18,043 were recouped by the Adviser for the six month period ended September 30, 2013, and are included in the Statement of Operations.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

As of September 30, 2013, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed such expenses were as follows:

Amount	Date
116,807	January 31, 2014
188,487	January 31, 2015
31,155	March 31, 2015
14,984	March 31, 2016

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the "Administrator") serves as the Administrator to the Fund.  The following annual fee was calculated upon the Fund's beginning of the month's net assets and paid monthly:

0.085% of the first $200 million of aggregate beginning of month net assets;
0.070% of the next $200 million of aggregate beginning of month net assets; and
0.050% of aggregate beginning of month net assets in excess of $400 million.

 The Fund also pays the Administrator certain fixed fees for tax preparation and other services.

The Bank of New York Mellon (the "Custodian") serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross ending assets at the end of each month.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions.  Fees incurred with related parties during the period are disclosed in the Statement of Operations unless otherwise noted.

(a)  Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the "Placement Agent"), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Class A Shares that are their customers.  The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly.  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Members of Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares.  The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent's ongoing investor servicing.  Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.  Class I Shares are not subject to the Investor Distribution and Servicing Fee.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

For the six month period ended September 30, 2013, the Fund expensed Investor Distribution and Servicing Fees of $16,904.  As of September 30, 2013, there were $8,471 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the sub-agents retained by the Placement Agent are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Member (the "Class A Share Placement Fee").  In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member's investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member's investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member's "Immediate Family Members" (as defined in the Fund's subscription agreement).  The Member must indicate in the subscription agreement who such "Immediate Family Members" are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or optional additional subscriptions provided by the Member and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2013, there were no Class A Share Placement Fees paid to the Placement Agent by Members upon subscription into the Fund.

(c)  Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended September 30, 2013 are disclosed in Note 4.

(d)  Fund Board fees – As of September 30, 2013, fees payable to the Fund Board were $3,338.  For the six month period ended September 30, 2013, the Fund incurred Board fees, including out of pocket expenses, of $24,477.

4.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a "commodity trading adviser," it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a "commodity pool operator" pursuant to CFTC Rule 4.5.  It should be noted, however, that in 2012 the CFTC revised certain rules that significantly affect the exemptions available to the Fund, the Adviser, and the Subadviser.  The scope and application of these rules is still uncertain with respect to, among other things, funds of funds such as the Fund.  There is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future.  Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions.  If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions.  The CFTC amendments and/or the rule proposals may affect the ability of the Fund to use swap agreements as well as futures contracts and options on futures contracts or commodities and may substantially increase regulatory compliance costs for the Adviser and the Fund.  As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the Fund is uncertain.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund's investments, monitoring the Subadviser's management of the Fund's investments, and implementing the Fund's compliance program.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund's investment activities and holdings.

The Fund pays the Adviser each month a fee ("Management Fee") equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding shares of the Fund calculated as of the last day of each month (before any repurchases of shares).  The Management Fee incurred by the Fund for the six month period ended September 30, 2013 was $854,925.  As of September 30, 2013, the Management Fee payable to the Adviser was $411,710.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5.  Investment Transactions

Purchases of investments in Investment Funds for the six month period ended September 30, 2013 were $28,000,000.  Proceeds from sales of investments in Investment Funds for the six month period ended September 30, 2013 were $40,354,787.

6.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds.  Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds' portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund investment managers.

The Subadviser actively allocates, and from time to time reallocates, the Fund's assets among the Investment Funds.  While redemptions are permitted as noted in the table below for the Investment Funds, such redemptions may be suspended at any time upon the election of the management of the Investment Funds.

The investment managers of the Investment Funds are not affiliated with the Adviser or the Subadviser.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

The following table summarizes the Fund's investments in the Investment Funds as of September 30, 2013, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investor of each Investment Fund pays the investment manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 1.00% to 2.60% per annum of the net asset value of that Investment Fund.  Additionally, the investment manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 20% (subject to any applicable thresholds) of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Investment Funds hold any single investment whereby the Fund's proportionate share equals 5% of the Fund's net assets at September 30, 2013.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
LibreMax Offshore Fund, Ltd.	10.2%	$12,065,284	$405,725	$138,372	Quarterly	Cayman Islands
Axonic Credit Opportunities Overseas Fund, Ltd.	9.7	11,488,925	359,561	50,678	Quarterly	Cayman Islands
Corvex Offshore Ltd.	9.2	10,966,213	691,655	—	Quarterly	Cayman Islands
dbX-US Long/Short Equity 12 Fund	7.9	9,410,714	526,418	—	Monthly	Channel Islands
King Street Europe, Ltd.	7.8	9,275,428	305,390	—	Quarterly	British Virgin Islands
Avoca Credit Alpha Fund	6.5	7,731,018	108,552	22,466	Weekly	Cayman Islands
Kepos Alpha Fund, Ltd.	5.9	6,958,745	(141,255)	—	Quarterly	Cayman Islands
Southpoint Qualified Offshore Fund, Ltd.	5.7	6,714,376	165,603	206,178	Quarterly	Cayman Islands
Naya Fund	5.2	6,133,662	133,662	—	Quarterly	Cayman Islands
HFR ED Global Fund	4.4	5,253,972	(356,712)	850,084	Monthly	Bermuda
HFR HE Courage Opportunity Fund	4.4	5,226,834	15,289	—	Monthly	Bermuda
MKP Opportunity Offshore, Ltd.	4.3	5,128,342	143,129	—	Monthly	Cayman Islands
HFR CA Lazard Rathmore Fund	3.0	3,516,362	(593,982)	825,349	Weekly	Bermuda
dbX-Global Long/Short Equity 7 Fund	2.8	3,361,614	(189,237)	365,579	Monthly	Channel Islands
Balestra Global Ltd.	2.7	3,221,548	(94,124)	(43,456)	Quarterly	Cayman Islands
Brenner West Capital Offshore Fund Ltd.	2.6	3,094,400	94,400	—	Quarterly	Cayman Islands
dbX-Emerging Markets Macro 3 Fund	2.2	2,638,936	(189,879)	19,080	Weekly	Channel Islands
HFR RVA Kayne MLP 1.25x Fund	2.0	2,389,056	(137,822)	204,094	Weekly	Bermuda
Taylor Woods Fund Ltd.	2.0	2,380,567	(565)	69,632	Quarterly	Cayman Islands
Winton Futures Fund Ltd.	1.5	1,798,589	(71,756)	16,509	Monthly	British Virgin Islands
Beach Horizon Fund Ltd.	—	—	282,754	(360,139)	Monthly	Cayman Islands
dbX-Convertible Arbitrage 13 Fund	—	—	(49,290)	(224,428)	Monthly	Channel Islands
HFR ED Jana Fund	—	—	(1,807,202)	2,121,748	Weekly	Bermuda
HFR RVA Advent Global Opportunity Fund	—	—	(513,888)	572,517	Weekly	Bermuda
Total Investments in Investment Funds	100.0%	$118,754,585	$(913,574)	$4,834,263

*        Subject to the terms of the offering memorandums of the Investment Funds.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds.  No such restrictions were in place as of or during the six month period ended September 30, 2013.  The Fund had no unfunded capital commitments as of September 30, 2013.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2013.

Credit Strategies.  Credit strategies commonly invest long and short in debt obligations of public and private companies to provide exposure to credit and/or volatility risks associated with those asset classes.  For example, credit funds may invest long and short in debt obligations of companies that are in a period of stress due to, for instance, operational difficulties, financial duress, or bankruptcy proceedings.  Long-biased credit funds typically have a net long exposure greater than 50%.  Long/short credit funds generally maintain net exposure between 50% short and 50% long.  Short-biased credit funds generally maintain a net short exposure greater than 50% net short.  Multi-strategy credit funds invest across multiple credit strategies.  An Investment Fund may make opportunistic allocations of capital across various structured product assets.  Structured product transactions typically involve securities that entitle an Investment Fund to receive payments based primarily on the cash flows or market value of a specified pool of financial assets.  Examples of structured product investments include collateralized bond, loan, and debt obligations as well as synthetic positions replicating such obligations, residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

Event-Driven Strategies.  Event driven strategies generally seek to profit from anticipated outcomes of company-specific or transaction-specific events.  Company events that serve as investment catalysts for event managers include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings, and reorganizations.  Event driven strategies rely upon the accurate forecasting of the outcome of particular events in addition to high quality valuation analyses.  Investment Funds employing event strategies may invest long, short, or both, and generally do not rely on market direction for results.  Examples of event driven strategies include merger arbitrage, in which an Investment Fund will be long the stock of a merger target while shorting the stock of the acquiring company, and event equity, in which an Investment Fund invests in a spin-off, recapitalization, or similar event that (unlike merger arbitrage) does not have a defined time frame or announced target price.

Hedged Equity Strategies.  Hedged equity Investment Funds primarily invest in stocks of companies of varying market capitalizations.  Such companies are primarily listed in the U.S., European, and developed Asian equities markets, although Investment Funds may invest in equity instruments in other regions, and may also invest a portion of assets in certain non-equity related securities.  Hedged equity Investment Funds generally take both long and short positions or utilize other hedged investment approaches designed to control (but not eliminate) market exposure.  Hedged equity Investment Funds tend to have a defined, fundamental investment philosophy, much like that of a traditional equity fund, and they generally implement that philosophy on both the long and short sides of the market.  The hedged equity strategies to which the Fund may have exposure include opportunistic, loose neutral, long-biased, and short-biased.  Opportunistic Investment Funds take both long and short positions in equity securities and derivatives at levels of exposure that vary depending on their investment outlook.  Opportunistic strategies are typically expected to profit from stock picking skills, as well as portfolio risk management, and may use fundamental, bottom-up, and top-down sector and macro analysis.  Opportunistic Investment Funds may have net short exposure to equity markets at points in time, but typically are expected to have a long bias over a market cycle and many will have net exposures in the 20% to 50% range.  Loose neutral strategies generally involve being simultaneously long and short equity portfolios of the same size within a geographic region or sector and are typically intended to profit from market inefficiencies.  Loose neutral managers typically maintain net exposure between 20% short and 20% long.  Long-biased Investment Funds typically invest both long and short, but have a net long exposure to the equity markets (generally greater than 50% to 70% net long, although the Subadviser may invest with Investment Funds that have 100% long exposure), such that their strategies can be expected to perform better in rising markets. Investment Funds may utilize niche strategies, focusing on growth or value stocks, small or large capitalization companies, particular industries, or a particular geographical region or sector. Short-biased Investment Funds are a sub-set of hedged equity strategies that typically maintain net short exposure to equity markets by taking short positions in companies whose equities they expect to decline in price. The Subadviser generally invests in short-biased managers in order to offer greater diversification of short selling exposure. The Subadviser may utilize short-biased Investment Funds to decrease or hedge long equity exposure resulting from long positioning of other Investment Funds. Short exposure may be taken through the use of short-selling, or through exchange traded or over-the-counter derivative instruments such as futures, options, and swaps.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Macro and Commodity Strategies.  Macro and commodity strategies typically engage in an analysis of economic, political, and financial market conditions incorporating a variety of macro and micro considerations including, but not limited to, the business cycle, central bank policy, the regulatory and political environment, demographics, and fiscal policy in an effort to identify investment opportunities across a wide range of investment instruments.  The macro and commodity investment approach is wide ranging, attempting to identify potential market opportunities irrespective of market sector, instrument or asset traded, or geography.  Investment Funds may use a number of trading strategies in an attempt to achieve their investment objectives including, but not limited to, futures investing, equity long/short strategies, and credit-related strategies.  The various techniques that Investment Funds employ may be used as independent profit opportunities, as well as to hedge existing positions.  To implement macro and commodity strategies, Investment Funds may trade securities of all kinds, derivative instruments (including, but not limited to, forwards, swaps, swaptions, collars, caps, floors, and other types of over-the-counter derivatives, as well as exchange-traded derivatives, including options, futures, and options on futures) on currencies, interest rates, commodities, and other types of financial and non-financial underlyings, or other transactions with similar substantive or economic effect, and other investments of all types and kinds.

Relative Value Strategies.  Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies.  Relative value strategies generally involve taking a position in one instrument and simultaneously taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential.  Relative value strategies are implemented in a manner intended to substantially limit, if not entirely remove, the impact of market direction on performance.  Examples of relative value strategies are (a) convertible bond arbitrage, in which an Investment Fund is long a convertible bond and short the issuer's common stock in an attempt to profit from the mispricing between the two securities, (b) volatility arbitrage, in which an Investment Fund invests in long and short volatility positions, typically through options, (c) capital structure arbitrage, in which an Investment Fund is long an issuer's security that is senior or junior to securities elsewhere in the issuer's capital structure that the Investment Fund takes a short position in, with an expectation that the relative prices of the issuer's two securities will converge, and (d) strict market neutral, which is typically a quantitative strategy in which long and short positions are taken in equal weight, with the aim of removing market bias.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market.  Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly.  Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in Investment Funds.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal period end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between Level 1 and Level 2 during the current period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows:

Description	Total Fair Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Credit	$40,560,655	$—	$40,560,655	$—
Event-Driven	5,253,972	—	5,253,972	—
Hedged Equity	47,296,869	—	42,870,181	4,426,688
Macro and Commodity	15,167,982	—	15,167,982	—
Relative Value	10,475,107	—	10,475,107	—
Total Investments	$118,754,585	$—	$114,327,897	$4,426,688

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

The following is a reconciliation of Level 3 investments for which Level 3 inputs were used in determining fair value:

	Balance, as of April 1, 2013	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of September 30, 2013
Investments in Investment Funds
Hedged Equity	$–	$–	$–	$–	$–	$4,426,688	$–	$4,426,688

The transfer into Level 3 from Level 2 was due to an Investment Fund imposing a gate on redemptions.

8.  Capital Share Transactions

The Fund intends to accept initial and additional subscriptions for shares only once each month, effective as of the opening of business on the first business day in that month at the relevant NAV of the Fund as of the close of business on the last business day of the prior month.  All subscriptions of Class A Shares accepted into the Fund are received net of Class A Share Placement Fees.  The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase shares pursuant to written tenders by Members.  Tender offers will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

For the six month period ended September 30, 2013, transactions in the Fund's shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders
Class I	4,103.880	$4,176,400	–	$–	(25,676.665)	$(26,355,672)
Class A	46.653	47,500	–	–	(216.085)	(219,331)
	4,150.533	$4,223,900	–	$–	(25,892.750)	$(26,575,003)

9.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred.  However, based on the Adviser and Subadviser's experience, the Fund believes the risk of loss from these arrangements to be remote.

10.  Risk Factors

An investment in the Fund involves various risks.  The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

11.  Line of Credit Arrangements

The Fund maintains a committed, secured line of credit (the "Facility") with Deutsche Bank AG ("DB").  The Facility had the following terms: (a) interest rate of applicable London Interbank Offered Rate ("LIBOR") rate plus 1.00% per annum, (b) a commitment fee of 0.65% per annum of the maximum principal amount, and (c) a committed amount of $20,000,000.  For the six month period ended September 30, 2013 the Fund had no borrowings and as of September 30, 2013, there was no outstanding balance under the line of credit.

For the six month period ended September 30, 2013, commitment fees of $67,167 were expensed and are included in the accompanying Consolidated Statement of Operations.  Commitment fees of $33,945 were payable to DB as of September 30, 2013.

The Fund is required to meet certain financial covenants, such as maintaining a target collateralization rate of 25% as defined in the credit facility, to be the sum of the aggregate principal amount outstanding on the last business day of each month plus the accrued but unpaid interest amounts (as of such date) divided by the gross portfolio values as of the last business day of each month.

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of the financial statements were available to be issued, and has determined that there were no events that required disclosure other than those listed below.

Subsequent to period end, the Fund received additional subscriptions of $455,000.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (Unaudited)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction.  The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of October 31, 2013.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on May 16, 2013, the Board, including the Independent Managers, considered and approved the continuation of the investment advisory agreement between the Adviser and the Fund (“Advisory Agreement”) and the subadvisory agreement among the Adviser, the Fund and the Subadviser (“Subadvisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).  In preparation for review of the agreements, the Board requested the Adviser and Subadviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the investment advisory and subadvisory agreements.  On May 16, 2013, the Independent Managers met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser and Subadviser being present.

Representatives of the Adviser and Subadviser made extensive presentations regarding the materials and responded to questions from the Independent Managers.  Further, the Board, including the Independent Managers, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process.

Upon consideration of these presentations, discussions, materials and other factors, the Board determined:

Nature, Extent and Quality of Services Provided to each Fund. The Board reviewed and considered the nature and extent of the investment advisory and sub-advisory services provided by the Adviser, including monitoring and oversight, and the Subadviser under the Advisory Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying Investment Funds, evaluation of risk exposure of underlying Investment Funds, experience of underlying Investment Funds’ managers, management of short-term cash and operations of underlying Investment Funds, and day-to-day portfolio management and general due diligence examination of underlying Investment Funds before and after committing assets of the Fund for investment.  The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel.  The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and the Subadviser who would provide the investment advisory, sub-advisory, and administrative services to the Fund, including recent changes in such personnel.  The Board examined performance of the Fund during the period and previously.  The Board determined that the Adviser’s and the Subadviser’s portfolio managers and key personnel are well qualified and perform the services in an efficient and professional manner with acceptable and competitive performance results.  The Board also took into account the Adviser’s and the Subadviser’s compliance functions and their roles in determining the fair value of the Fund’s assets.  The Board concluded that the overall quality of the investment advisory, sub-advisory and administrative services was satisfactory.

Cost of the Services Provided, and whether Economies of Scale would be Realized.  The Board considered the Fund’s advisory and sub-advisory fee and concluded that each such fee was reasonable and satisfactory in light of the services to be provided.  The Board reviewed the advisory and sub-advisory fee rates and total expense ratio of the Fund.  The Board compared the advisory fee, sub-advisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the fees payable by the Fund to those payable by comparable funds.  The Board noted that the fees payable to the Adviser and the Subadviser were comparable to the fees payable to the investment managers of other similarly situated funds.  The Board also considered fees charged by the Subadviser to other accounts managed by the Subadviser.  The Board concluded that the advisory fee, the sub-advisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the services provided.  The Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (Unaudited) (continued)

Profitability of the Adviser and each of its Affiliates.  The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser.  Based on the review of the information they received, the Board members concluded that the profits earned by the Adviser were reasonable.  The Board did not consider the costs of the services provided and profits, if any, realized by the Subadviser from the respective relationships with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the sub-advisory fee rates on behalf of the Fund and that the Adviser pays the Subadviser from the advisory fee paid to the Adviser.

Benefits Derived by Adviser and/or Subadviser from the Relationship with the Fund.  The Board considered the “fall-out” or ancillary benefits that may accrue to the Adviser and/or Subadviser as a result of the advisory relationship with the Fund.  In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in Investment Funds, and that “fall-out” benefits, to the extent any exist, are not a material factor with regard to approving the Advisory Agreements.

General Conclusion.  Based on its consideration of all factors that it deemed material, the Board, including all of the Independent Trustees, determined that the Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Adviser and the Subadviser provide and in light of the other factors that had been discussed and deemed relevant by the Board.  The Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

The Board of Managers of the Funds and the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Managers of the Fund Board ("Managers") are not required to hold Shares of the Fund.  A majority of the Managers are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (collectively, the "Independent Managers").  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation or trust.

The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below.  Each Independent Manager who is deemed to be an "interested person" of the Funds, as defined in the 1940 Act (an "Interested Manager"), is indicated by an asterisk.  The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (Unaudited) (continued)

Managers

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 42	Manager, President	Since 2011	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Trustees, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dean Age: 57	Manager	Since 2011	Executive Vice Chancellor, UNC at Chapel Hill, since 2013; Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dunn Age: 40	Manager	Since 2011	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

Stephen Golding Age: 64	Manager	Since 2011	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	4
Trustee, Washington College, since 2003; Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Hille Age: 52	Manager	Since 2011	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Communities Foundation of Texas, since 2012; Trustee, Trinity Valley School, since 2009; Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Board Member, Investment Advisory Committee of the Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

Jonathan Hook Age: 55	Manager	Since 2011	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (Unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Dennis Schmal Age: 66	Manager	Since 2008	Self-employed; Board Director and Consultant.	4
Trustee, ASGI Agility Income Fund, LLC, since 2011; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitos Global Inc., since 2012; Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETF Funds, since 2013; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2013.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)	The "Fund Complex" is currently comprised of four closed-end registered investment companies.

Principal Officers who are not Managers:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 33	Treasurer	Since 2011
Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011 to 2012; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 39	Secretary	Since 2011	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2011	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (Unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Jeffrey Minerva Age: 31	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006.

Doretta Dunegan Age: 56	Chief Compliance Officer	Since 2008
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 61	Chief Operating Officer	Since 2011	Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.; Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, 2011 to 2012.

(1)	As of September 30, 2013.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Mesirow Insight Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/04/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/04/13

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	12/04/13

* Print the name and title of each signing officer under his or her signature.